Related Party Transactions - Balances with Related Parties (Parenthetical) (Detail) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Ping An Group [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents and short term investments	¥ 541,218	$ 77,952